Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation
Schedule of breakdown of the income tax expense

	Year ended	Year ended
	Dec. 31, 2025	Dec. 31, 2024
In $000s	$	$
Current income tax expense	560	509
Deferred income tax expense	8,710	1,065
Total income tax expense	9,270	1,574

Schedule of reconciliation of effective tax rate

	Year ended	Year ended
In $000s	Dec. 31, 2025	Dec. 31, 2024
(except for tax rate)	$	$
Net income (loss) before income tax expense	29,602	(874)
Statutory income tax rate	27%	27%
Expected income tax expense (recovery) at the statutory rate	7,993	(236)

Withholding taxes on royalty revenue	408	372
Non-deductible expenses	621	1,693
Recognition of temporary differences	269	(104)
Change in unrecognized tax assets	(21)	(151)
Total income tax expense	9,270	1,574

Summary of composition of the deferred tax liabilities

	Year ended	Year ended
	Dec. 31, 2025	Dec. 31, 2024
In $000s	$	$
Greenstone gold interest	(13,977)	(5,101)
Royalty, stream and other interests	(4,961)	(1,291)
Financing costs and other	2,401	764
Non-capital losses	6,365	4,166
Total recognized net deferred tax liabilities	(10,172)	(1,462)

Summary of significant components of unrecognized deferred tax assets

	Year ended	Year ended
	Dec. 31, 2025	Dec. 31, 2024
In $000s	$	$
Investments and other	13	58
Capital losses	323	257
Non-capital losses	38	38
Total unrecognized deferred income tax assets	374	353